Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by the BVI company to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Under the current Hong Kong tax laws, a two-tier corporate income tax system was implemented in Hong Kong, which is 8.25% for the first HK$2.0 million profits, and 16.5% for the subsequent profits. Under the HK tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to the Company are not subject to any Hong Kong withholding tax.

Mainland, PRC

The Company’s PRC subsidiaries are governed by the income tax law of the PRC and are subject to the PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. The income tax rate of a Company’s PRC subsidiaries is 25%.

Singapore

Sustainable Available Innovative Pte. Ltd. was established in Singapore and is subject to Singapore corporate income taxes at the rate of 17% for the years ended December 31, 2025, 2024 and 2023.

United States (“U.S.”).

SAI US INC. is incorporated in the U.S. and is subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

For the years ended December 31, 2025, 2024 and 2023, the Company’s income tax expense is nil, respectively.

A reconciliation of the income tax expense determined at the U.S. federal income tax rate to the Company’s actual income tax expense is as follows:

	For Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Loss before income tax expense	(6,120)	(5,886)	(6,454)
U.S. federal income tax rate	21%	21%	21%
Income tax benefit computed at the applicable tax rate	(1,285)	(1,236)	(1,355)
Expenses not deductible	555	726	5
Effect of differences in corporate income tax rates	(60)	(216)	(324)
Change in valuation allowance	790	726	1,674
Income tax expense	—	—	—

The Group’s deferred tax assets on December 31, 2025 and 2024 were as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Deferred tax assets	3,755	5,428
Less: valuation allowance	(3,755)	(5,428)
Deferred tax assets, net	—	—

The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

The following represents a roll-forward of the valuation allowance：

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Beginning balance	2,238	3,029	3,755
charge to tax expense in current year	790	726	1,674
Ending balance	3,029	3,755	5,428